Note 11 - Stock Options (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2020	4,130,000	$1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96
Granted	1,097,056	3.55
Exercised	(84,880)	1.47
Forfeited	(702,620)	4.23
Balance outstanding at March 31, 2022	4,464,640	$2.00
Granted	1,290,713	1.44
Expired	(100,000)	2.88
Forfeited	(45,000)	3.86
Balance outstanding at March 31, 2023	5,610,353	1.84

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
Exercise Prices	Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
$		Years	$		$
1.00-1.99	3,230,713	6.48	1.27	2,101,553	1.19
2.00-2.99	1,579,000	4.10	2.03	1,579,000	2.03
3.00-5.19	800,640	4.43	3.76	468,589	3.96
	5,610,353	5.52	1.84	4,149,142	1.90

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	March 31, 2023	March 31, 2022	March 31, 2021

Exercise price	$1.36-1.45	$2.05-4.85	$5.11-5.19
Grant date share price	$1.36-1.45	$2.05-4.85	$5.11-5.19
Risk free interest rate	5.10%	1.0%	1.0%
Expected life of options (years)	5	5	5
Expected volatility	90%	90%	103%
Expected dividend yield	-	-	-
Forfeiture rate	0% - 15%	0% - 15%	0% - 15%
Weighted average fair value of options granted during the year	$1.04	$2.58	$4.01